Restricted cash - Summary of Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Non-Current
Deposits for renting office	¥ 6,607	[1]	¥ 6,635	[1],[2]	¥ 1,575	[2]
Deposits for others	5,535		3,034		0
Restricted cash and cash equivalents	12,142		9,669		1,575
Current
Credit card and other deposits	3,273		4,814		3,657
Restricted cash and cash equivalents	¥ 3,273		¥ 4,814		¥ 10,194

[1]	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.
[2]	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.